(FPA PARAMOUNT FUND, INC. LETTERHEAD)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064

Writer’s Direct Dial Number

(310) 996-5436

VIA EDGAR

November 29, 2013

Securities and Exchange Commission

Attn: Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:                           FPA Paramount Fund, Inc. (“Fund”)
1933 Act File No. 2-14660
1940 Act File No. 811-852

Post-Effective Amendment No. 76

Dear Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement under the Securities Act of 1933, which is also Amendment No. 41 to its Registration Statement under the Investment Company Act of 1940 on Form N-1A (“Amendment”). The copy of the Amendment includes exhibits and is marked to show changes from the Registrant’s January 30, 2013 Prospectus and Statement of Additional Information.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 to remove references to sales load charges on purchases of shares of the Registrant, which has been removed from all the FPA Funds that had a sales load, and to incorporate the approval of a new Investment Advisory Agreement and various changes to the fundamental investment restrictions, and other matters, each of which was approved by the Fund’s shareholders on November 15, 2013. No filing fee is required.

If you have any questions regarding this filing, please contact Kurt J. Decko of K&L Gates LLP, counsel to the Registrant at Four Embarcadero Center, Suite 1200, San Francisco, CA 94111, (415) 249-1053.

Very truly yours,

/s/ Sherry Sasaki
Sherry Sasaki
Secretary

Encs.

cc w/encs.:	Mark D. Perlow
Kurt J. Decko